Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Evaluating Financial Performance and Allocating Resources - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	$ 16,038	$ 14,166	$ 41,194	$ 62,221
Gross profit	9,045	8,338	24,204	39,065
Research and development expenses	(10,309)	(13,419)	(30,415)	(39,540)
Sales and marketing expenses	(4,880)	(4,015)	(13,636)	(13,330)
General and administrative expenses	(5,825)	(3,843)	(12,793)	(11,376)
Change in earnout liability	(264)		(292)
Segment operating profit (loss)	(12,233)	(12,939)	(32,932)	(25,181)
Change in fair value of Forfeiture Shares	3	89	38	1,618
Financial income (expenses), net	1,885	368	3,659	1,160
Loss before taxes on income	(10,345)	(12,482)	(29,235)	(22,403)
Stock-based compensation	3,760	3,708	11,259	11,517
Consolidated [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	16,038	14,166	41,194	62,221
Gross profit	9,045	8,338	24,204	39,065
Research and development expenses	(10,309)	(13,419)	(30,415)	(39,540)
Sales and marketing expenses	(4,880)	(4,015)	(13,636)	(13,330)
General and administrative expenses	(5,825)	(3,843)	(12,793)	(11,376)
Change in earnout liability	(264)		(292)
Segment operating profit (loss)	(12,233)	(12,939)	(32,932)	(25,181)
Change in fair value of Forfeiture Shares	3	89	38	1,618
Financial income (expenses), net	1,885	368	3,659	1,160
Loss before taxes on income	(10,345)	(12,482)	(29,235)	(22,403)
Depreciation and Amortization expenses	823	400	1,758	1,193
Stock-based compensation	3,760	3,708	11,259	11,517
Audio-Video [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	9,371	9,731	24,618	41,560
Gross profit	6,592	7,380	18,203	32,114
Research and development expenses	(5,569)	(9,050)	(17,348)	(20,144)
Sales and marketing expenses	(2,470)	(1,654)	(6,410)	(5,663)
General and administrative expenses	(2,211)	(1,968)	(5,816)	(5,724)
Change in earnout liability	(264)		(292)
Segment operating profit (loss)	(3,922)	(5,292)	(11,663)	583
Depreciation and Amortization expenses	559	179	1,067	531
Stock-based compensation	1,721	1,574	5,145	4,861
Automotive [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	6,667	4,435	16,576	20,661
Gross profit	2,453	958	6,001	6,951
Research and development expenses	(4,740)	(4,369)	(13,067)	(19,396)
Sales and marketing expenses	(2,410)	(2,361)	(7,226)	(7,667)
General and administrative expenses	(3,614)	(1,875)	(6,977)	(5,652)
Change in earnout liability
Segment operating profit (loss)	(8,311)	(7,647)	(21,269)	(25,764)
Depreciation and Amortization expenses	264	221	691	662
Stock-based compensation	$ 2,039	$ 2,134	$ 6,114	$ 6,656